Goodwill and Other Intangible Assets - Additional Information (Detail) $ in Thousands		3 Months Ended					12 Months Ended
	Sep. 21, 2016 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($) Reporting_Unit	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) Reporting_Unit	Dec. 31, 2016 USD ($)
Finite-Lived Intangible Assets [Line Items]
Trade names, not subject to amortization				$ 60,821			$ 60,821	$ 60,821
Goodwill - gross carrying amount				396,430			495,979	396,430
Loss on disposal of assets							0	8,864	$ 16,000
Goodwill impairment expense							0	8,864
Goodwill, net				371,566			471,115	371,566	329,242
Carrying value of trade names				332,184			554,771	332,184
Goodwill deductible for income tax							95,700
Amortization expense							49,686	34,665	17,983
Loss on disposal of assets							0	0	5,899
Proceeds from Divestiture of Businesses	$ 25,000
Trade name
Finite-Lived Intangible Assets [Line Items]
Carrying value of trade names				144,237			155,774	$ 144,237
Arnold [Member]
Finite-Lived Intangible Assets [Line Items]
Number of reporting units at Arnold Subsidiary | Reporting_Unit			1					3
Weighted average cost of capital (percent)			12.60%
Goodwill impairment expense						$ 8,900	0	$ (8,864)
Goodwill, net				26,903			26,903	26,903	35,767
FlexMag
Finite-Lived Intangible Assets [Line Items]
Weighted average cost of capital (percent)			12.40%
Liberty
Finite-Lived Intangible Assets [Line Items]
Goodwill impairment expense							0	0
Goodwill, net				32,828			$ 32,828	32,828	32,828
Arnold Magnetics
Finite-Lived Intangible Assets [Line Items]
Goodwill impairment expense								(8,900)	$ (16,000)
Manitoba Harvest
Finite-Lived Intangible Assets [Line Items]
Disposal group, not discontinued operation, gain (loss) on disposal		$ (121,700)
PMAG
Finite-Lived Intangible Assets [Line Items]
Weighted average cost of capital (percent)							12.50%
FlexMag
Finite-Lived Intangible Assets [Line Items]
Weighted average cost of capital (percent)							13.00%
Precision Thin Metals
Finite-Lived Intangible Assets [Line Items]
Weighted average cost of capital (percent)							12.00%
Orbitbaby
Finite-Lived Intangible Assets [Line Items]
Loss on disposal of assets					$ 5,900
Impairment of intangible assets					5,500
Write-off of property, plant and equipment					$ 400
Proceeds from Divestiture of Businesses				1,000
PMAG
Finite-Lived Intangible Assets [Line Items]
Goodwill impairment expense			$ 8,900					16,000
Goodwill and Intangible Asset Impairment							$ 24,900
PMAG | Arnold [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill, net				$ 15,600				$ 15,600